Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share capital

	2021	2020
Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	100,000,000	100,000,000
Issued in consideration of cash (public offering)	15,000,000
Exercise of share options (cashless)	4,743,188
Balance at the end of the year	119,743,188	100,000,000
Ordinary shares – in US$’000’s	—	88
– in NIS’000’s	—	300

Schedule of reconciliation of outstanding share options

	2021		2020
		Weighted		Weighted
	Number of	average	Number of	average
	Options	exercise price	Options	exercise price
Outstanding at the beginning of the period	4,990,000	1.00	4,990,000	1.00
Granted during the year	546,822	15.00
Exercised during the year	(4,822,500)	0.75
Outstanding at the end of the period	714,322	8.04	4,990,000	1.00

Exercisable at the end of the period	167,500	0.00	2,495,000	1.00

Schedule of earnings (loss) per share

	2021	2020	2019

	US$’000
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings (loss) per share	4,640,305	517,961	(18,149)
Number of outstanding shares at the beginning of the period	100,000,000	100,000,000	100,000,000
Effect of shares issued during the period	13,712,329
Effect of share options exercised	1,393,175
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	115,105,504	100,000,000	100,000,000
Effect of share options outstanding	3,828,219	4,530,892
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	118,933,723	104,530,892	100,000,000

2018 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payment arrangements

		Number of		Contractual
Grant date	Instrument terms	instruments	Vesting Terms	life
June 30, 2018	Each option is exercisable into one ordinary share, at the exercise price of the share on the grant date, adjusted to future dividends.	4,990,000	50%, 25% and 25% of the options are exercisable following a service period of 2 years, 3 years and 4 years, respectively.	6 years

Schedule of measurement inputs for fair value of options

Share price on grant date	USD 1.00
Exercise price	USD 1.00
Expected volatility	31.9%
Expected life	6 years
Expected dividends	0%
Risk-free interest rate	2.7%

2021 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payment arrangements

Grant date	Instrument terms	Number of	Vesting Terms	Contractual
		instruments		life
January 27, 2021	Each option is exercisable into one ordinary share, at the exercise price per the offering price of US$ 15.00, adjusted to future dividends.	546,822	25% of the options shall vest upon the first anniversary of the grant date with the remaining options vesting in equal quarterly portions over the following three years period.	5 years

Schedule of measurement inputs for fair value of options

Share price on grant date	USD 15.00
Exercise price	USD 15.00
Expected volatility	40.2%
Expected life	5 years
Expected dividends	0%
Risk-free interest rate	0.46%